Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases [Line Items]
Outstanding lease liability	$ 373
Lease liability payments	$ 3,634	$ 6,077
Lease agreement initial term	10 years
Consumer price index percentage	3.00%
Lease activity, description	The lease agreement also provides the Company with the option to purchase the site for $2,248 (CAD$3,000) with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3% throughout the lease term.
Number of mining hardware		3,000
Property, plant and equipment net value	$ 3,330	$ 3,330
Impairment loss		$ 2,034
Lease liability [Member]
Leases [Line Items]
Lease liability payments	118
Top of range [member]
Leases [Line Items]
Lease agreement amount	16
Bottom of range [member]
Leases [Line Items]
Lease agreement amount	$ 21